Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2012
Registrant Name	dei_EntityRegistrantName	IronBridge Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001487592
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2012
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011